SCHEDULE OF CREDIT RISK (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Gross carrying amount	$ 4,963,636	$ 6,184,970	$ 4,099,989
Allowance for credit losses	(483,153)	(229,694)	(156,157)
Other receivables	2,803,236	2,597,456
Restricted bank deposits	628,156	603,341
Cash and bank balances	3,979,416	5,082,587	$ 3,545,458	$ 3,554,117
Lifetime expected credit losses [member] | Expected credit losses individually assessed [member] | Low [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	132,746	1,488,567
Allowance for credit losses
Lifetime expected credit losses [member] | Expected credit losses individually assessed [member] | Watch List [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	4,550,560	4,510,354
Allowance for credit losses	(206,152)	(43,645)
Lifetime expected credit losses [member] | Expected credit losses individually assessed [member] | Doubtful [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	280,330	186,049
Allowance for credit losses	(277,001)	(186,049)
12-month expected credit losses [member] | AA [Member]
IfrsStatementLineItems [Line Items]
Restricted bank deposits	628,156	603,341
12-month expected credit losses [member] | AA Plus [Member]
IfrsStatementLineItems [Line Items]
Cash and bank balances	3,979,416	5,082,587
12-month expected credit losses [member] | Low [Member]
IfrsStatementLineItems [Line Items]
Other receivables	$ 2,803,236	$ 2,597,456